GOODWILL - Projection Rate (Details) - Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Discount interest rate after taxes	13.00%
Growth rate after twenty years	3.10%
Not later than one year [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	4.60%	5.80%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	1.00%	14.20%
Growth in expenses	4.30%	11.20%
Inflation	2.90%	3.30%
Discount interest rate after taxes	13.00%	13.00%
Growth rate after twenty years	3.10%	3.50%
Later than one year and not later than two years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	5.70%	5.90%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	9.40%	8.00%
Growth in expenses	4.60%	6.70%
Inflation	3.10%	3.40%
Later than two years and not later than three years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	5.70%	5.70%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	7.50%	7.70%
Growth in expenses	5.60%	6.10%
Inflation	2.70%	3.20%
Later than three years and not later than four years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	6.50%	5.80%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	7.80%	7.60%
Growth in expenses	6.60%	6.10%
Inflation	3.50%	3.30%
Later than four years and not later than five years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Interest rate on investments	6.30%	6.20%
Borrowing rate	6.30%	6.30%
Growth in income from commissions	6.80%	7.50%
Growth in expenses	0.50%	6.40%
Inflation	3.30%	3.60%